BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Revenue Recognition and Costs of Sales and Vendor Allowances (Details) - USD ($) $ in Millions	12 Months Ended
	Feb. 23, 2019	Feb. 24, 2018	Feb. 25, 2017	Nov. 30, 2019
Deferred Revenue Arrangement [Line Items]
Receivables, net	$ 586.2	$ 615.3		$ 501.2
Contract liability	55.9	55.6		57.6
Reduction of inventory for Vendor Allowance	74.8	60.6
Advertising costs	422.3	497.5	$ 502.4
Cooperative advertising allowances	101.3	81.1	$ 71.9
Pharmacy
Deferred Revenue Arrangement [Line Items]
Receivables, net	$ 252.2	$ 205.5		$ 225.1